united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019
	Shares					Fair Value

		EXCHANGE TRADED FUNDS - 98.6%
		EQUITY FUNDS - 98.6%
	76,065	iShares Global Communication Services ETF				$ 4,670,391
	38,537	iShares Global Consumer Discretionary ETF				4,852,949
	87,357	iShares Global Consumer Staples ETF (a)				4,846,566
	74,819	iShares Global Energy ETF (a)				2,306,670
	67,499	iShares Global Financials ETF (a)				4,640,556
	71,414	iShares Global Healthcare ETF				4,909,713
	48,026	iShares Global Industrials ETF (a)				4,671,969
	59,889	iShares Global Materials ETF				4,042,088
	23,142	iShares Global Tech ETF				4,871,160
	82,844	iShares Global Utilities ETF				4,864,600
						44,676,662
		TOTAL EXCHANGE TRADED FUNDS (Cost $39,071,386)				44,676,662

		SHORT-TERM INVESTMENT - 5.7%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.6%
	2,529,255	Fidelity Government Money Market Portfolio, Institutional Class, 1.52% + (b)				2,529,255
	27,069	Morgan Stanley Prime Portfolio, Institutional Class, 1.74% + (b)				27,069
						2,556,324
		MONEY MARKET - 0.1%
	25,447	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.50% +				25,447

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,581,771)				2,581,771

		TOTAL INVESTMENTS - 104.3% (Cost $41,653,157)				$ 47,258,433
		LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3) %				(1,949,659)
		TOTAL NET ASSETS - 100.0%				$ 45,308,774

FUTURES CONTRACTS
	Number of Contracts	Open Long Future Contracts	Counterparty	Notional value at December 31, 2019	Expiration	Unrealized Depreciation
	125	US 10YR NOTE (CBT) +	RBC	$ 16,052,734	March-20	$ (147,611)
		Total Future Contracts				$ (147,611)

ETF - Exchange Traded Fund
RBC - Royal Bank of Canada
+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
(a)	All or a portion of the security is out on loan at December 31, 2019. Total loaned securities had a market value of $2,500,708 at December 31, 2019.
(b)	All or a portion of the security is segregated as collateral for securities on loan at December 31, 2019.
	Total collateral had a market value of $2,556,324 at December 31, 2019.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.7%
		DEBT FUND - 63.1%
	40,947	Invesco Emerging Markets Sovereign Debt ETF (a)	$ 1,211,212
	139,879	Invesco Senior Loan ETF	3,192,039
	6,619	Invesco Variable Rate Preferred ETF	170,969
	2,033	iShares 20+ Year Treasury Bond ETF (a)	275,431
	3,586	iShares Convertible Bond ETF (a)	224,878
	7,647	iShares iBoxx $ Investment Grade Corporate Bond ETF	978,510
	22,551	iShares iBoxx High Yield Corporate Bond ETF	1,983,135
	12,146	SPDR Bloomberg Barclays Convertible Securities ETF	674,103
	13,510	SPDR Bloomberg Barclays International Treasury Bond ETF	389,223
	38,336	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,303,807
			10,403,307
		EQUITY FUNDS - 21.7%
	7,267	Global X Nasdaq 100 Covered Call ETF	171,574
	11,995	Invesco S&P 500 BuyWrite ETF (a)	258,372
	22,318	iShares International Select Dividend ETF	749,215
	34,625	iShares Preferred & Income Securities ETF	1,301,554
	33,179	VanEck Vectors Preferred Securities ex Financials ETF (a)	670,879
	4,564	Vanguard High Dividend Yield ETF	427,693
			3,579,287
		REAL ESTATE INVESTMENT TRUST FUNDS - 14.9%
	31,030	iShares Mortgage Real Estate ETF	1,381,766
	10,215	Vanguard Global ex-U.S. Real Estate ETF	603,604
	5,101	Vanguard Real Estate ETF	473,322
			2,458,692

		TOTAL EXCHANGE TRADED FUNDS (Cost $15,639,154)	16,441,286

		SHORT-TERM INVESTMENTS - 11.4%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.4%
	1,567,613	Fidelity Government Money Market Portfolio, Institutional Class 1.52% + (b)	1,567,613
	314,747	Morgan Stanley Prime Portfolio, Institutional Class 1.74% + (b)	314,747
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,882,360)	1,882,360

		TOTAL INVESTMENTS - 111.1% (Cost $17,521,514)	$ 18,323,646
		LIABILITIES IN EXCESS OF OTHER ASSETS - (11.1) %	(1,836,486)
		TOTAL NET ASSETS - 100.0%	$ 16,487,160

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
(a) All or a portion of the security is out on loan at December 31, 2019. Total loaned securities had a market value of $1,837,550 at December 31, 2019.
(b)	All or a portion of the security is segregated as collateral for securities on loan at December 31, 2019. Total collateral had a market value of $1,882,360 at December 31, 2019.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019
	Shares					Fair Value

		EXCHANGE TRADED FUNDS - 99.4%
		EQUITY FUNDS - 99.4%
	72,998	Communication Services Select Sector SPDR ETF				$ 3,802,957
	29,940	Consumer Discretionary Select Sector SPDR ETF				3,890,528
	61,203	Consumer Staples Select Sector SPDR ETF				3,871,444
	58,332	Fidelity MSCI Communication Services Index ETF ETF				2,049,012
	42,022	Fidelity MSCI Consumer Discretionary Index ETF				2,091,541
	55,157	Fidelity MSCI Consumer Staples Index ETF				2,084,370
	50,402	Fidelity MSCI Financials Index ETF				2,105,019
	31,389	Fidelity MSCI Health Care Index ETF (a)				1,813,918
	50,115	Fidelity MSCI Industrials Index ETF				1,987,189
	30,954	Fidelity MSCI Information Technology Index ETF				2,117,793
	60,639	Fidelity MSCI Materials Index ETF				2,081,703
	49,019	Fidelity MSCI Utilities Index ETF				1,963,524
	136,156	Financial Select Sector SPDR ETF				3,915,124
	28,260	Health Care Select Sector SPDR ETF (a)				3,345,694
	47,802	Industrial Select Sector SPDR ETF (a)				3,681,466
	63,073	Materials Select Sector SPDR ETF (a)				3,872,470
	45,797	Technology Select Sector SPDR ETF				3,934,843
	59,847	Utilities Select Sector SPDR ETF (a)				3,645,020
						52,253,615
		TOTAL EXCHANGE TRADED FUNDS (Cost $45,911,171)				52,253,615

		SHORT-TERM INVESTMENTS - 21.1%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.9%
	5,861,131	Fidelity Government Money Market Portfolio, Institutional Class 1.52% + (b)				7,413,029
	5,149,379	Morgan Stanley Prime Portfolio, Institutional Class 1.74% + (b)				5,149,379
						12,562,408
		MONEY MARKET - 0.2%
	75,209	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.50% +				75,209

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,085,719)				12,637,617

		TOTAL INVESTMENTS - 120.5% (Cost $56,996,890)				$ 64,891,232
		LIABILITIES IN EXCESS OF OTHER ASSETS - (20.5) %				(12,326,649)
		TOTAL NET ASSETS - 100.0%				$ 52,564,583

FUTURES CONTRACTS
	Number of Contracts	Open Long Future Contracts	Counterparty	Notional value at December 31, 2019	Expiration	Unrealized Depreciation
	104	US 10YR NOTE (CBT) +	RBC	$ 13,355,875	March-20	$ (102,266)
		Total Future Contracts				$ (102,266)

ETF - Exchange Traded Fund
RBC - Royal Bank of Canada
+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
(a) All or a portion of the security is out on loan at December 31, 2019. Total loaned securities had a market value of $12,302,529 at December 31, 2019.
(b)	All or a portion of the security is segregated as collateral for securities on loan at December 31, 2019. Total collateral had a market value of $12,562,408 at December 31, 2019.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
DECEMBER 31, 2019

The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
DECEMBER 31, 2019

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
DECEMBER 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds' assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 44,676,662	$ -	$ -	$ 44,676,662
Investments Purchased As Securities Lending Collateral	2,556,324	-	-	2,556,324
Money Market	25,447	-	-	25,447
Total	$ 47,258,433	$ -	$ -	$ 47,258,433
Long Future Contracts **	$ (147,611)	$ -	$ -	$ (147,611)
Total	$ (147,611)	$ -	$ -	$ (147,611)

Newfound Multi Asset Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,441,286	$ -	$ -	$ 16,441,286
Investments Purchased As Securitites Lending Collateral	1,882,360	-	-	1,882,360
Total	$ 18,323,646	$ -	$ -	$ 18,323,646

Newfound Risk Managed U.S. Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 52,253,615	$ -	$ -	$ 52,253,615
Investments Purchased As Securitites Lending Collateral	12,637,617	-	-	12,637,617
Total	$ 64,891,232	$ -	$ -	$ 64,891,232
Long Future Contracts **	$ (102,266)	$ -	$ -	$ (102,266)
Total	$ (102,266)	$ -	$ -	$ (102,266)

* Refer to the Portfolio of Investments for classifications
**Cumulative appreciation (depreciation) of futures contracts is responsible in the above table.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds' direct fees and expenses.
Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
DECEMBER 31, 2019

Security Loans - The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

Futures Contracts - A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify a Fund's share price and which can have significant impact on the Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

The following is a summary of risk exposure for the unrealized appreciation (depreciation) of derivative instruments utilized by the fund as of December 31, 2019:

	Interest Risk			Total
Newfound Risk Managed Global Sectors Fund	Futures	$ (147,611)		$ (147,611)
Newfound Risk Managed U.S. Sectors Fund	Futures	$ (102,266)		$ (102,266)
	Total			$ (249,877)

The following is a summary of risk exposure for the realized appreciation (depreciation) of derivative instruments utilized by the fund as of December 31, 2019:

	Interest Risk			Total
Newfound Risk Managed Global Sectors Fund	Futures	$ 18,562		$ 298,890
Newfound Risk Managed U.S. Sectors Fund	Futures	$ 2,625		$ 46,187
	Total			$ 345,077

The identified cost of investment in securities owned by each fund for federal income tax purposes, and its rrespective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

	Cost for Federal tax purposes	Unrealized Appreciation:	Unrealized Depreciation:	Net Unrealized Appreciation (Depreciation):
Newfound Risk Managed Global Sectors Fund	$ 41,848,446	$ 5,605,276	$ (195,289)	$ 5,409,987
Newfound Multi Asset Income Fund	17,758,909	810,143	(245,406)	564,737
Newfound Risk Managed U.S. Sectors Fund	57,034,086	6,342,444	(37,196)	6,305,248

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/24/2020

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/24/2020